Operating Cash Flow	12 Months Ended
Dec. 31, 2021
Consolidated Statement of Cash Flows
Operating Cash Flow

27. Operating Cash Flow

The following table details the adjustments related to the operating cash flow:

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Adjustment for non-cash transactions
Depreciation, amortization and impairment	€34,636	€18,682	€12,448
Share-based compensation expenses	70,726	79,959	38,297
Decrease in retirement benefit obligations and provisions	(2,347)	(260)	(156)
Unrealized exchange losses/gains (-) and non-cash other financial result	(57,073)	105,055	11,169
Discounting effect of deferred income	9,289	16,278	6,900
Fair value re-measurement of share subscription agreement and warrants	(2,960)	(3,034)	181,644
Net change in (fair) value of current financial investments	(119)	15,900	3,081
Fair value adjustment financial assets held at fair value through profit or loss	4,919	(2,396)	(5,355)
Other non-cash expenses	648	539
Total adjustment for non-cash transactions	€57,718	€230,723	€248,027

Adjustment for items to disclose separately under operating cash flow
Interest expense	€11,656	€9,424	€1,302
Interest income	(2,853)	(7,476)	(9,247)
Tax expense	2,423	2,119	214
Total adjustment for items to disclose separately under operating cash flow	€11,227	€4,067	€(7,731)

Adjustment for items to disclose under investing and financing cash flows
Gain on disposal of subsidiaries	€(22,191)
Gain (-)/loss on sale of fixed assets		€82	€(2)
Realized exchange gain on sale of current financial investments	(6,645)
Interest income on current financial investments	(12)	(2,554)	(5,059)
Total adjustment for items to disclose separately under investing and financing cash flow	€(28,847)	€(2,472)	€(5,061)

Change in working capital other than deferred income
Increase (-)/decrease in inventories	€(21,168)	€(100)	€20
Increase (-)/ decrease in receivables	79,859	(177,155)	(67,263)
Increase/decrease (-) in liabilities	(35,353)	31,163	79,940
Total change in working capital other than deferred income	€23,337	€(146,092)	€12,698